GENERAL (Tables)	12 Months Ended
Dec. 31, 2024
GENERAL
Summary of licenses

License	License No.	Type of service	Grant date/latest renewal date
License to operate internet telephone services for public purpose	127/KEP/DJPPI/KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/2018	Internet interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/02/2020	Data communication system services	August 3, 2020
License of electronic money issuer and money transfer	Bank Indonesia License 23/587/DKSP/Srt/B	Electronic money and money transfer service	July 1, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/02/2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/02/2021	Fixed international network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/02/2021	Fixed closed network	December 9, 2021
License to operate circuit switched-based local fixed line network	095/KEP/M.KOMINFO/02/2021	Circuit switched-based and packet switched-based local fixed line network	December 9, 2021

Summary of Boards of Commissioners and Directors

	2023	2024
President Commissioner/ Independent Commissioner	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro*
Independent Commissioner	Wawan Iriawan	Wawan Iriawan
Independent Commissioner	Bono Daru Adji	Bono Daru Adji
Independent Commissioner	Abdi Negara Nurdin	-
Commissioner	Arya Mahendra Sinulingga	Arya Mahendra Sinulingga
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Commissioner	Ismail	Ismail
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Isa Rachmatarwata	Isa Rachmatarwata
Commissioner	Silmy Karim	Silmy Karim
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Enterprise and Business Service	F.M. Venusiana R.	F.M. Venusiana R.
Director of Digital Business	Muhamad Fajrin Rasyid	Muhamad Fajrin Rasyid
Director of Human Capital Management	Afriwandi	Afriwandi
Director of Finance and Risk Management	Heri Supriadi	Heri Supriadi
Director of Network and IT Solution	Herlan Wijanarko	Herlan Wijanarko
Director of Strategic Portfolio	Budi Setyawan Wijiaya	Budi Setyawan Wijiaya
Director of Wholesale and International Services	Bogi Witjaksono	Bogi Witjaksono
Director of Group Business Development	Honesti Basyir	Honesti Basyir

*Based on the Notification Letter from the Vice President of Investor Relations No. Tel.28/UM000/COP-K0F00000/2025, dated April 11, 2025, regarding the resignation of the President Commissioner/Independent Commissioner of the Company, effective April 14, 2025, Mr. Bambang Permadi Soemantri Brodjonegoro will no longer serve as President Commissioner/Independent Commissioner of the Company.

Summary of Audit Committee, Corporate Secretary, and Internal Audit

	2023	2024
Chairman	Bono Daru Adji	Bono Daru Adji
Member	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro*
Member	Wawan Iriawan	Wawan Iriawan
Member	Abdi Negara Nurdin	-
Member	Emmanuel Bambang Suyitno	Emmanuel Bambang Suyitno
Member	Edy Sihotang	Edy Sihotang
Corporate Secretary	Anetta Hasan	Octavius Oky Prakarsa
Internal Audit	Daru Mulyawan	Mohamad Ramzy

*Based on the resignation letter of Mr. Bambang Permadi Brodjonegoro as President Commissioner/Independent Commissioner of the Company, effective April 14, 2025, Mr. Bambang Permadi Soemantri Brodjonegoro is no longer active or able to serve as a Member of the Company's Audit Committee.

Summary of direct subsidiaries

		Start year of			Total assets before
		operation	Percentage of ownership*		elimination
Subsidiary	Nature of business	commencement	2023	2024	2023	2024
PT Telekomunikasi Selular (“Telkomsel”)	Mobile telecommunication, fixed broadband, network service, and internet protocol television ("IPTV")	1995	70	70	112,326	116,965
PT Dayamitra Telekomunikasi Tbk. ("Mitratel")	Leasing of towers and digital support services for mobile infrastructure	1995	72	72	56,996	58,131
PT Multimedia Nusantara ("Metra")	Network telecommunication services and multimedia	1998	100	100	18,425	17,959
PT Telekomunikasi Indonesia International (“Telin”)	International telecommunication and information services	1995	100	100	15,175	17,173
PT Telkom Satelit Indonesia (“Telkomsat”)	Telecommunication - provides satellite communication system and its related services	1996	100	100	7,927	8,845
PT Telkom Data Ekosistem ("TDE")	Data center	1996	100	100	4,037	8,394
PT Sigma Cipta Caraka (“Sigma”)	Hardware and software computer consultation service	1988	100	100	7,603	6,185
PT Graha Sarana Duta ("GSD")	Developer, trade, service and transportation	1982	100	100	5,592	5,460
PT Telkom Akses ("Telkom Akses")	Construction, service and trade in the field of telecommunication	2013	100	100	4,777	4,480
PT Telkom Infrastruktur Indonesia ("TIF")	Network telecommunication and information services	2024	100	100	0	3,048
PT Metra-Net (“Metra-Net”)	Multimedia portal service	2009	100	100	1,654	2,096
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”)	Developer service and trading in the field of telecommunication	2014	100	100	1,261	1,359
PT PINS Indonesia (“PINS”)	Trade in telecommunication devices	1995	100	100	775	733
PT Napsindo Primatel Internasional (“Napsindo”)	Telecommunication - provides Network Access Point (“NAP”), Voice Over Data (“VOD”) and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

All direct subsidiaries are domiciled in Indonesia.

Summary of immediate indirect subsidiaries

		Start year of			Total assets before
		operation	Percentage of ownership*		elimination
Subsidiary	Nature of business	commencement	2023	2024	2023	2024
PT Metra Digital Investama Ventura (“MDI”)	Trading, information and multimedia technology, entertainment and investment services	2013	100	100	8,556	9,110
Telekomunikasi Indonesia International Pte. Ltd. ("Telin Singapore"), domiciled in Singapore	Telecommunication and related services	2008	100	100	3,499	6,090
Telekomunikasi Indonesia International Ltd. ("Telin Hong Kong"), domiciled in Hong Kong	Investment holding and telecommunication services	2010	100	100	3,842	3,624
NeutraDC Singapore Pte. Ltd. (“NeutraDC Singapore”) domiciled in Singapore	Data center	2024	100	100	0	3,478
PT Infomedia Nusantara (“Infomedia”)	Information provider services, contact center and content directory	1984	100	100	2,238	2,187
PT Telkom Landmark Tower (“TLT”)	Property development and management services	2012	55	55	1,986	2,120
PT Persada Sokka Tama ("PST")	Leasing of towers and other telecommunication services	2008	100	100	1,622	1,621
PT Teknologi Data Infrastruktur (“TDI”)	Telecommunication service and data center	2013	60	60	605	1,424
PT Nuon Digital Indonesia (“Nuon”)	Digital content exchange hub services	2010	100	100	1,194	1,393
PT Finnet Indonesia (“Finnet”)	Information technology services	2006	60	60	1,761	1,383
PT Telkomsel Mitra Inovasi ("TMI")	Business management consulting and investment services	2019	100	100	1,030	1,040
Telekomunikasi Indonesia International (TL) S.A. ("Telkomcel"), domiciled in Timor Leste	Telecommunication networks, mobile, internet, and data services	2012	100	100	1,082	1,035
PT Metra Digital Media (“MD Media”)	Telecommunication information and other information services	2013	100	100	993	876
PT Administrasi Medika (“Admedika”)	Health insurance administration services	2002	100	100	757	702
PT Telkomsel Ekosistem Digital (“TED”)	Business management consulting services and investment and/or investment in other companies	2021	100	100	777	451
PT Digital Aplikasi Solusi ("Digiserve")	Communication system services	2014	100	100	341	441
PT Swadharma Sarana Informatika (“SSI”)	Cash replenishment services and Automated Teller Machines ("ATM") maintenance	2001	51	51	391	380
PT Ultra Mandiri Telekomunikasi ("UMT")**	Telecommunication network infrastructure services	2019	—	100	—	366
TS Global Network Sdn. Bhd. ("TSGN"), domiciled in Malaysia	Satellite services	1996	70	70	420	357
PT Nusantara Sukses Investasi ("NSI")	Service and trading	2014	100	100	278	288
PT Graha Yasa Selaras (“GYS”)	Tourism and hospitality services	2012	51	51	290	277
Telekomunikasi Indonesia International (USA) Inc. (“Telin USA”), domiciled in USA	Telecommunication and information services	2014	100	100	212	267
PT Nutech Integrasi (“Nutech”)	System integrator service	2001	60	60	226	224
PT Collega Inti Pratama ("CIP")	Trading and services	2001	70	70	191	196
PT Graha Telkomsigma ("GTS")	Management and consultation services	1999	100	100	333	165
Telekomunikasi Indonesia International (Malaysia) Sdn. Bhd. ("Telin Malaysia"), domiciled in Malaysia	Telecommunication and information services	2013	70	70	125	144
PT Media Nusantara Data Global ("MNDG")	Consultation services of hardware, software, data center, and internet exchange	2012	55	55	136	127
PT Pojok Celebes Mandiri ("PCM")	Travel agent services	2008	100	100	44	69
PT Metra TV (“Metra TV”)	Subscription broadcasting services	2013	100	100	50	57
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), domiciled in Australia	Telecommunication and information services	2013	100	100	67	52
PT Metraplasa (“Metraplasa”)	Network and e-commerce services	2014; ceased operations on October, 2020	60	60	30	29
PT Bosnet Distribution Indonesia (“BDI”)***	Trade and consultation services	2012	60	—	40	—

*  Percentage of ownership amounting to 99.99% is presented into rounding of 100%.

**  UMT was acquired by Mitratel in December 2024 (Note 1e).

***  BDI was no longer a subsidiary of Metra as of February 29, 2024 (Note 1e).

Other than those specifically stated, indirect subsidiaries are domiciled in Indonesia.

Schedule of fair values of identifiable assets and liabilities acquired at acquisition date

Consideration paid	650
Book value of UMT’s equity at the acquisition date	(91)
Difference in value of restructuring transactions of entities under common control	559